Leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Lease Expense and Operating Lease Asset and Liabilities

The components of lease expense were as follows for the three and nine months ended September 30, 2025 and 2024:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Operating lease cost	$51,298	$21,553	$104,319	$21,553
Other short-term lease cost	22,170	6,228	93,516	16,879
Total lease cost	$73,468	$27,781	$197,835	$38,432

The following table summarizes the operating lease asset and liabilities recorded as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Operating lease right-of-use asset, gross	$824,314	$331,478
Accumulated amortization	(88,443)	(23,586)
Operating lease right-of-use asset, net	735,871	307,892

Short-term operating lease liabilities	135,976	36,225
Long-term operating lease liabilities	614,126	265,413
Total operating lease liabilities	$750,102	$301,638

Weighted average operating lease term	4.37 years	4.75 years
Weighted average operating lease discount rate	9.50%	11.83%

Schedule of Future Minimum Lease Commitments

The following table summarizes future minimum lease commitments as of September 30, 2025:

Year ending December 31,	Operating Leases
2025 (remaining 3 months)	$49,789
2026	200,462
2027	207,783
2028	215,950
2029	197,905
Thereafter	42,436
Total lease payments	914,325
Less: imputed interest	(164,223)
Present value of lease liabilities	$750,102